CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021
Income Statement [Abstract]
Revenue	$ 75,067	$ 0	$ 0	$ 75,067
Cost of goods sold	1,176,691	0	0	1,176,691
Gross margin	(1,101,624)	0	0	(1,101,624)
Operating expenses:
Sales and marketing	1,135,205	9,346	26,946	1,937,745
Product development	3,021,207	281,462	331,621	7,595,581
General and administrative expenses	586,494	13,751	18,090	14,634,037
Total operating expenses	4,742,906	304,559	376,657	24,167,363
Loss from operations	(5,844,530)	(304,559)	(376,657)	(25,268,987)
Other income (expense)	(3,842)	0	0	(9,332)
Interest expense	(42,183)	0	0	(67,521)
Total other expense	(46,025)	0	0	(76,853)
Loss before provision for income taxes	(5,890,555)	(304,559)	(376,657)	(25,345,840)
Provision for income taxes	0	0	0	0
Net loss	$ (5,890,555)	$ (304,559)	$ (376,657)	$ (25,345,840)
Net loss per common share – basic and diluted	$ (2.55)	$ (2.42)	$ (7.31)	$ (11.95)
Weighted average common shares outstanding – basic and diluted	2,303,508	125,687	51,520	2,121,129